Note 17 - Segment and Related Information (Details) (Sales Revenue, Net [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Imperial Oil [Member]
Note 17 - Segment and Related Information (Details) [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
BHP [Member]
Note 17 - Segment and Related Information (Details) [Line Items]
Concentration Risk, Percentage		10.00%